Sales of Goods (Details) - Schedule of sales of goods - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segments
Sale of cement, concrete, mortar and precast	S/ 1,784,487	S/ 1,185,186	S/ 1,292,183
Sale of construction supplies	113,905	78,192	64,076
Sale of quicklime	39,141	32,473	36,109
Sale of other	234	483	333
Total sales of goods	1,937,767	1,296,334	1,392,701
Moment of the revenue recognition
Goods transferred at a point in time	1,937,767	1,296,334	1,392,701
Cement [Member]
Segments
Sale of cement, concrete, mortar and precast	1,534,867	1,023,907	1,065,857
Sale of construction supplies
Sale of quicklime
Sale of other
Total sales of goods	1,534,867	1,023,907	1,065,857
Moment of the revenue recognition
Goods transferred at a point in time	1,534,867	1,023,907	1,065,857
Concrete [Member]
Segments
Sale of cement, concrete, mortar and precast	213,565	126,135	200,417
Sale of construction supplies
Sale of quicklime
Sale of other
Total sales of goods	213,565	126,135	200,417
Moment of the revenue recognition
Goods transferred at a point in time	213,565	126,135	200,417
Precast [Member]
Segments
Sale of cement, concrete, mortar and precast	36,055	35,144	25,909
Sale of construction supplies
Sale of quicklime
Sale of other
Total sales of goods	36,055	35,144	25,909
Moment of the revenue recognition
Goods transferred at a point in time	36,055	35,144	25,909
Quicklime [Member]
Segments
Sale of cement, concrete, mortar and precast
Sale of construction supplies
Sale of quicklime	39,141	32,473	36,109
Sale of other
Total sales of goods	39,141	32,473	36,109
Moment of the revenue recognition
Goods transferred at a point in time	39,141	32,473	36,109
Construction supplies [Member]
Segments
Sale of cement, concrete, mortar and precast
Sale of construction supplies	113,905	78,192	64,076
Sale of quicklime
Sale of other
Total sales of goods	113,905	78,192	64,076
Moment of the revenue recognition
Goods transferred at a point in time	113,905	78,192	64,076
Other [Member]
Segments
Sale of cement, concrete, mortar and precast
Sale of construction supplies
Sale of quicklime
Sale of other	234	483	333
Total sales of goods	234	483	333
Moment of the revenue recognition
Goods transferred at a point in time	S/ 234	S/ 483	S/ 333